Options (Details Narrative) - USD ($)		12 Months Ended
	Nov. 08, 2018	Dec. 31, 2018	Dec. 31, 2017
Exercisable option to purchase common stock		3,120,000
Stock issued during period as compensation, value		$ 808,338
Stock issued during period as compensation		6,240,000
Option granted during period		6,240,000
Estimated fair value of option granted during period		$ 2,926,087
2018 Plan [Member]
Exercise price	$ 0.333
Exercisable option to purchase common stock	3,120,000
Option term	10 years
Carlos Faria [Member]
Option to purchase of common stock	104
Exercise price	$ 10,000
Christopher Constable [Member] | 2018 Plan [Member]
Option to purchase of common stock	3,120,000
Exercise price	$ 2.00
Option term	10 years
Stock option vesting term	1 year